Alyson Saad

Counsel

Writer’s Direct Number: (205) 268-2984

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

Post-Effective Amendment No. 1 on

Form S-1 Registration Statement for

Protective Market Defender II Annuity

File No. 333-235429

Ladies and Gentlemen:

On behalf of Protective Life Insurance Company (the “Company”), we hereby submit Post-Effective Amendment No. 1 (the “Amendment”) filed on Form S-1 for certain single premium deferred index-linked annuity contracts (“Protective Market Defender II Annuity”). The Company is filing the Amendment in order to register the securities related to the Protective Market Defender II Annuity on a Form S-1 registration statement.

If you have any questions regarding the Amendment, please do not hesitate to contact the undersigned at (205) 268-2984 or our outside counsel Thomas Bisset at (202) 383-0118.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Counsel, 2VP

cc:                                Ms. Elisabeth Bentzinger

Mr. Thomas Bisset